Borrowings (Details Narrative) - TALENTEC SDN. BHD. [Member]		6 Months Ended			12 Months Ended
	Nov. 22, 2010 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	May 31, 2025 CNY (¥)	Jan. 31, 2025 CNY (¥)	Nov. 22, 2024	Jul. 31, 2024 MYR (RM)	Nov. 22, 2010 MYR (RM)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Overdraft fascilities		$ 204,860				$ 129,157		¥ 940,000
Debt instrument interest rate description		BLR plus 1.75
Debt for trade facilities		$ 435,872						¥ 2,000,000
Commission percentage on letter of credit		0.001			0.1			0.001		0.1
Debt instrument interest rate description		BLR plus 1.75						BLR plus 1.75
Commission percentage on bank acceptance		0.0185						0.0185
Commission percentage on shipping guarantee		0.001						0.001
Promissory Notes		$ 333,178						¥ 1,500,000
Bank guarantee		$ 111,059						¥ 500,000
Commision depending on tenor description		commission for tender/performance guarantee of 0.13%, 0.155% or 0.18% per month depending on the tenor.						commission for tender/performance guarantee of 0.13%, 0.155% or 0.18% per month depending on the tenor.
Description of sinking fund created for debt		The credit facility was secured by: (i) Creation of sinking fund of US$97,732 (RM440,000) to be built up by way of fixed deposits of 44 monthly placement of US$2,221 (RM10,000) together with interest accrued thereon commencing on April 1, 2023; (ii) Joint and several guarantee of Ho Say San and Choo Yeow.
Bank overdraft repaid			$ 15,094		$ 127,106	$ 56,849
Interest expenses		$ 5,677	$ 13,986	$ 25,607	9,467
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank guarantee | ¥							¥ 3,172,054.94
Credit Facility Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Overdraft fascilities	$ 222,119				$ 204,860					RM 940,000	RM 1,000,000
Debt instrument interest rate description	Base Lending Rate (BLR) plus 1.85%				BLR plus 1.75
Debt for trade facilities	$ 444,237				$ 435,872					RM 2,000,000	RM 2,000,000
Commission percentage on letter of credit	0.1										0.1
Debt instrument interest rate description	BLR plus 1.85%				BLR plus 1.75%				BLR plus 2.0%	BLR plus 1.75%	BLR plus 1.85%
Commission percentage on bank acceptance	0.0185				1.85					1.85	0.0185
Commission percentage on shipping guarantee	0.001				0.1					0.1	0.001
Promissory Notes	$ 333,178				$ 333,178					RM 1,500,000	RM 1,500,000
Bank guarantee	$ 111,059				$ 111,059					RM 500,000	RM 500,000
Commision depending on tenor description	commission for tender/performance guarantee of 0.13%, 0.155% or 0.18% per month depending on the tenor.				commission for tender/performance guarantee of 0.13%, 0.155% or 0.18% per month depending on the tenor.					commission for tender/performance guarantee of 0.13%, 0.155% or 0.18% per month depending on the tenor.	commission for tender/performance guarantee of 0.13%, 0.155% or 0.18% per month depending on the tenor.
Description of sinking fund created for debt	The credit facility was secured by: (i) Pledge of fixed deposits of US$222,119 (RM1,000,000) together with interest accrued thereon; (ii) Certificate of Guarantee from Credit Guarantee Corporation Malaysia Berhad (CGC) under Enhancer Scheme for US$222,119 (RM1,000,000); (iii) Corporate guarantee of KE Systems Sdn Bhd (former corporate shareholder of the Company then) for US$666,356 (RM3,000,000); (iv) Joint and several guarantee of Ho Say San, Choo Yeow and Lee Boon Kok.				The credit facility was secured by: (i) Creation of sinking fund of US$97,732 (RM440,000) to be built up by way of fixed deposits of 44 monthly placement of US$2,221 (RM10,000) together with interest accrued thereon commencing on April 1, 2023; (ii) Joint and several guarantee of Ho Say San and Choo Yeow.